Mergers and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The estimated fair value of the consideration transferred at the Cole Acquisition Date totaled approximately $7.5 billion and consisted of the following (in thousands):

As of Cole Acquisition Date (Preliminary)
Estimated Fair Value of Consideration Transferred:
Cash	$181,775
Common stock	7,285,868
Total consideration transferred	$7,467,643
Excluding the CapLease Merger, the following table presents the allocation of the assets acquired and liabilities assumed during the periods presented (dollar amounts in thousands):

	Year Ended December 31,
	2013(1)	2012
Real estate investments, at cost:
Land	$883,491	$237,282
Buildings, fixtures and improvements	2,311,211	1,229,230
Total tangible assets	3,194,702	1,466,512
Acquired intangible assets:
In-place leases	334,839	197,873
Above market leases	12,317	1,503
Total assets acquired, net	3,541,858	1,665,888
Assumed intangible liabilities:
Below market leases	(21,446)	—
Total liabilities acquired, net	(21,446)	—
OP Units issued to acquire real estate investments	—	(6,352)
Cash paid for acquired real estate investments	$3,520,412	$1,659,536
Number of properties acquired	1,739	573
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(1) Excludes 50 properties comprised of $66.1 million of net investments subject to direct financing leases.
The following table presents the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the CapLease Acquisition Date (in thousands):

Fair value of consideration given	$920,697

Assets purchased, at fair value:
Land	$233,065
Buildings, fixtures and improvements	1,588,334
Land and construction in process	12,352
Acquired intangible lease assets	190,862
Total real estate investments	2,024,613
Cash and cash equivalents	41,799
Investment securities	60,730
Loans held for investment	26,457
Restricted cash	29,159
Prepaid expenses and other assets	21,564
Deferred costs	325
Total identifiable assets purchased	2,204,647
Liabilities assumed, at fair value:
Mortgage notes payable	1,037,510
Secured credit facility	121,000
Other debt	114,208
Below-market leases	57,058
Derivative liabilities	158
Accounts payable and accrued expenses	47,001
Deferred rent and other liabilities	8,867
Total liabilities assumed	1,385,802
Non-controlling interest retained by third party	567
Net identifiable assets acquired by Company	818,278
Goodwill	$102,419